Fair Value Measurements - Schedule of Range of Inputs To Determine The fair Value of Contingent Consideration (Details)	Mar. 31, 2022	Dec. 31, 2021
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration	1.62	0.56
Expected revenue volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration	18.5	20
Revenue discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration	6.5	5.5
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration	3.5	3.25